PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.      PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,905
Computer equipment	928,293	1,004,948	146,164
Furniture and fixtures	10,612	10,218	1,486
Leasehold improvements	18,769	18,782	2,732
Motor vehicles	10,157	9,842	1,431
Buildings	58,150	324,716	47,228
Freehold land	4,275	4,517	657

	1,043,356	1,386,123	201,603

Less: accumulated depreciation	(587,032)	(567,835)	(82,588)
Less: impairment	(402,998)	(403,221)	(58,646)

	53,326	415,067	60,369

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses were RMB155,225,000,  RMB9,145,000 and RMB12,017,000 (US$1,747,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	130,724	8,090	11,999	1,745
Sales and marketing expenses	138	4	—	—
General and administrative expenses	11,799	1,050	9	1
Research and development expenses	12,564	1	9	1

	155,225	9,145	12,017	1,747

The Group accounted for the leases of certain computer equipment and optical fibers as capital leases that transfer to the Group substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Group's property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	1,905
Computer equipment	228,489	292,489	42,541

	241,589	305,589	44,446
Less: accumulated depreciation	(75,427)	(75,644)	(11,002)
Less: impairment	(166,162)	(166,162)	(24,167)

	—	63,783	9,277

Depreciation of property and equipment held under capital leases were nil,  nil and RMB217,000 for the years ended December 31, 2016, 2017 and 2018, respectively.

The carrying amount of buildings mortgaged by the Group to secure borrowings (Note 13)  and capital lease obligation (Note 17)  granted to the Group as of December 31, 2017 and 2018 was nil and RMB298,232,000, respectively.

Subsequently, all the buildings were sealed up by the court due to the lawsuits by the end of November, 2019 (Note 27).